Note 3 - Debt and Equity Securities - Sales of Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales	$ 39,652	$ 54,870	$ 37,325
Gross realized gains	137	901	75
Gross realized losses	(109)	(19)	(343)
Net realized gains (losses)	$ 28	$ 882	$ (268)